6. OTHER FINANCING RECEIVABLES, NET	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
OTHER FINANCING RECEIVABLES, NET

The following lists the components of other financing receivables, net:

	December 31,	December 31,
	2017	2016
	RMB	RMB

Other financing receivables	1,946,524	2,193,803
Less: Provision for credit losses	(10,311)	(144,359)

Other financing receivables, net	1,936,213	2,049,444

Credit quality of other financing receivables

The carrying amount of the current and past due other financing receivables as of December 31, 2017 and 2016 were as follows:

December 31, 2017	Current	1-90 days past due	> 90 days past due	Total
	RMB	RMB	RMB	RMB
Gross other financing receivables	1,946,524	─	─	1,946,524
Less: Provision for credit losses	(10,311)	─	─	(10,311)
Other financing receivables, net	1,936,213	─	─	1,936,213

December 31, 2016	Current	1-90 days past due	> 90 days past due	Total
	RMB	RMB	RMB	RMB
Gross other financing receivables	1,712,661	151,011	330,131	2,193,803
Less: Provision for credit losses	(16,552)	(12,245)	(115,562)	(144,359)
Other financing receivables, net	1,696,109	138,766	214,569	2,049,444

Provision for credit losses

The movement of provision for credit losses during the year of 2017 was as follows:

	December 31,	December 31,
	2017	2016
	RMB	RMB

Balance at beginning of year	(144,359)	(46,718)
Reclassification to accrued marketing expense	127,807	─
(Addition)/Reversal	6,241	(97,641)
Balance at ending of year	(10,311)	(144,359)

The addition/reversal of provision for credit losses of loans and other financing receivables is reported in the “Provision for credit losses” in the consolidated statements of operations and comprehensive loss. After July 2017, the then-current and overdue other financing receivables were sold to CeraVest investors through our peer-to-peer lending platform, resulting in reclassification of provision for credit losses to accrued marketing expenses (See Note 9).